Fair Value Measurements - Insurance Contracts - Fair Value Option (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance balances recoverable on paid and unpaid losses
Beginning fair value	$ 353,668	$ 321,973
Assumed business	67,217	87,805
Incurred losses and LAE:
Change in fair value	(51,551)	984
Ending fair value	284,305	353,668	$ 321,973
Net
Beginning fair value	1,925,604	2,134,464
Assumed business	182,498	9,218
Incurred losses and LAE:
Reduction in estimates of ultimate losses	(133,074)	(29,732)
Reduction in unallocated LAE	(17,484)	(19,915)
Change in fair value	119,046	117,181	6,664
Total incurred losses and LAE	(31,512)	67,534
Paid losses	(198,908)	(324,625)
Effect of exchange rate movements	54,408	39,013
Ending fair value	1,932,090	1,925,604	2,134,464
Components of Changes in Fair Value
Change in fair value	119,046	117,181	6,664
Reinsurance balances recoverable on paid and unpaid losses
Reinsurance balances recoverable on paid and unpaid losses
Beginning fair value	695,518	739,591
Assumed business	(180,972)	0
Incurred losses and LAE:
Reduction in estimates of ultimate losses	59,478	(2,958)
Reduction in unallocated LAE	0	0
Change in fair value	38,919	43,449
Total incurred losses and LAE	98,397	40,491
Paid losses	(101,326)	(92,145)
Effect of exchange rate movements	9,213	7,581
Ending fair value	520,830	695,518	739,591
Liability for losses and LAE
Liability for losses and LAE
Beginning fair value	2,621,122	2,874,055
Assumed business	1,526	9,218
Incurred losses and LAE:
Reduction in estimates of ultimate losses	(73,596)	(32,690)
Reduction in unallocated LAE	(17,484)	(19,915)
Change in fair value	157,965	160,630
Total incurred losses and LAE	66,885	108,025
Paid losses	(300,234)	(416,770)
Effect of exchange rate movements	63,621	46,594
Ending fair value	2,452,920	2,621,122	2,874,055
Duration
Incurred losses and LAE:
Change in fair value	20,861	22,719	74,011
Components of Changes in Fair Value
Change in fair value	20,861	22,719	74,011
Corporate bond yield
Incurred losses and LAE:
Change in fair value	96,478	94,462	(71,031)
Components of Changes in Fair Value
Change in fair value	96,478	94,462	(71,031)
Weighted cost of capital
Incurred losses and LAE:
Change in fair value	(5,048)	0
Components of Changes in Fair Value
Change in fair value	(5,048)	0
Risk cost of capital
Incurred losses and LAE:
Change in fair value	6,755	0	3,684
Components of Changes in Fair Value
Change in fair value	$ 6,755	$ 0	$ 3,684